Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Service revenue			$ 130,000			$ 365,000
Cost of revenue			48,400			367,622
Gross margin (loss)			81,600			(2,622)
Operating expenses:
Research and development expenses	20,794,056	3,963,236	30,700,331	8,380,801		22,718,272	9,837,323
Selling, general and administrative expenses	9,739,855	1,567,514	23,744,364	3,422,030		11,945,124	5,303,275
Total operating expenses	30,533,911	5,530,750	54,444,695	11,802,831		34,663,396	15,140,598
Loss from operations	(30,533,911)	(5,530,750)	(54,363,095)	(11,802,831)		(34,666,018)	(15,140,598)
Other income (expense):
Decrease (increase) in fair value of SAFE notes	100,802,979	(3,586,605)	182,366,571	(3,587,989)		(267,289,663)
Decrease (increase) in fair value of warrants	4,454,324	5,078	12,537,046	6,687		(3,176,770)
Realized loss on disposal of asset						(482,204)
Interest income	983	2,878	1,988	6,156		7,395	12,715
Interest expense	(3,389,040)	(62,515)	(4,357,133)	(78,413)		(469,722)	(568,479)
SEC settlement	(7,000,000)		(7,000,000)
Other income (expense)	(7,381)	20,491	(186,619)	50,322		(949,363)	(57,265)
Total other income (expense)	94,861,865	(3,620,673)	183,361,853	(3,603,237)		(272,360,327)	(613,029)
Income (loss) before income taxes	64,327,954	(9,151,423)	128,998,758	(15,406,068)		(307,026,345)	(15,753,627)
Income tax provision	800	800	800	800		(800)	(800)
Net income (loss)	$ 64,327,154	$ (9,152,223)	$ 128,997,958	$ (15,406,868)	$ (15,754,428)	$ (307,027,145)	$ (15,754,427)
Net loss per share, basic and diluted (in Dollars per share)						$ (3.45)	$ (0.16)
Weighted average shares outstanding, basic and diluted (in Shares)						89,005,554	95,493,658
Net income (loss) per share, basic (in Dollars per share)	$ 0.89	$ (0.11)	$ 1.60	$ (0.17)
Net inome (loss) per share, diluted (in Dollars per share)	$ (0.15)	$ (0.11)	$ (0.23)	$ (0.17)
Weighted average shares outstanding, basic (in Shares)	71,901,904	86,222,804	80,593,815	90,717,435
Weighted average shares outstanding, diluted (in Shares)	276,694,495	86,222,804	285,583,810	90,717,435
Stable Road Acquisition Corp [Member]
Operating expenses:
Selling, general and administrative expenses	$ 3,793,296	$ 315,695	$ 6,765,619	$ 552,574	1,093,774	$ 3,720,975
Loss from operations	(3,793,296)	(315,695)	(6,765,619)	(552,574)	(1,093,774)	(3,720,975)
Other income (expense):
Change in fair value of warrant liabilities	1,904,150	1,185,700	10,623,913	2,135,400	6,139,150	(40,220,713)
Interest income	4,311	355,824	23,357	1,025,613	346,011	1,134,391
SEC settlement	(1,000,000)		(1,000,000)
Total other income (expense)	908,461	1,541,524	9,647,270	3,161,013
(Loss) Income before provision for income taxes	(1,884,835)	1,225,829	3,881,651	2,608,439	5,391,387	(42,807,297)
Income tax provision		(3,757)		(177,196)	(47,567)	(178,866)
Net income (loss)	$ (2,884,835)	$ 1,222,072	$ 2,881,651	$ 2,431,243	$ 5,343,820	$ (42,986,163)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)	17,240,709	17,250,000	17,245,329	17,250,000
Net loss per share, basic and diluted (in Dollars per share)					$ 0.01	$ 0.04
Weighted average shares outstanding, basic and diluted (in Shares)	17,240,709	17,250,000	17,245,329	17,250,000
Net income (loss) per share, basic (in Dollars per share)					$ 5,164,878	$ (43,741,638)
Class A Common Stock | Stable Road Acquisition Corp [Member]
Other income (expense):
Net loss per share, basic and diluted (in Dollars per share)	$ 0.00	$ 0.02	$ 0.00	$ 0.04
Weighted average shares outstanding of Class A and Class B non-redeemable common stock (in Shares)	4,857,500	4,857,500	4,857,500	4,857,500
Class A and Class B | Stable Road Acquisition Corp [Member]
Other income (expense):
Net income (loss) per share, basic (in Dollars per share)	$ (0.59)	$ 0.19	$ 0.59	$ 0.35
Weighted average shares outstanding of Class A and Class B non-redeemable common stock (in Shares)	5,005,558	4,857,500	7,105,104	4,857,500
Net inome (loss) per share, diluted (in Dollars per share)	$ (0.59)	$ 0.19	$ (1.09)	$ 0.35
Class A Common Stock | Stable Road Acquisition Corp [Member]
Other income (expense):
Weighted average shares outstanding of Class A redeemable common stock (in Shares)					4,041,761	17,250,000
Basic and diluted net income per share, Class A redeemable common stock (in Dollars per share)					$ 1.28	$ 0.04
Class B Common Stock | Stable Road Acquisition Corp [Member]
Other income (expense):
Weighted average shares outstanding of Class A and Class B non-redeemable common stock (in Shares)					4,456,075	4,857,500
Net income (loss) per share, basic (in Dollars per share)					$ 1.16	$ (9.00)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock (in Shares)					4,168,777	4,857,500
Net inome (loss) per share, diluted (in Dollars per share)					$ 1.24	$ (9.00)